Significant Restructuring Activities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges	¥ 16,626	¥ 34,102
Imaging And Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring charges	13,440	29,737
Industrial Products
Restructuring Cost and Reserve [Line Items]
Restructuring charges	197	1,426
Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,003	357
Corporate Assets
Restructuring Cost and Reserve [Line Items]
Restructuring charges	¥ 986	¥ 2,582